                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                               ---------------------------

Check here if Amendment [_]; Amendment Number: _____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:     Spears Grisanti & Brown LLC
          ------------------------------------------
Address:  45 Rockefeller Plaza
          ------------------------------------------
          17th Floor
          ------------------------------------------
          New York, New York 10111
          ------------------------------------------

Form 13F File Number:   28- 05455
                           ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christopher C. Grisanti
          ------------------------------------------
Title:    Principal
          ------------------------------------------
Phone:    (212) 218-5300
          ------------------------------------------

Signature, Place, and Date of Signing:

/s/ Christopher C. Grisanti      New York, New York              2/13/03
----------------------------    --------------------      ---------------------
[Signature]                        [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                          --------------

Form 13F Information Table Entry Total:    115
                                          --------------

Form 13F Information Table Value Total:  $ 791,968
                                          --------------
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           Spears Grisanti & Brown LLC
                           Form 13F Information Table
                     For the quarter ended December 31, 2002

       COLUMN 1                COLUMN 2  COLUMN 3     COLUMN 4    COLUMN 5           COLUMN 6    COLUMN 7         COLUMN 8
       --------                --------  --------     --------    --------           --------    --------         --------
                               TITLE OF                VALUE                 PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
    NAME OF ISSUER               CLASS     CUSIP      (X$1000)      SHRS     CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
    --------------               -----     -----      --------      ----     ----   ----------   --------    ----    ------   ----
A D C TELECOMMUNICATN COM        COMMON    000886101       1720     823100             Sole                   823100
ABBOTT LABORATORIES              COMMON    002824100       1243      31085             Sole                    31085
ACE LTD                          COMMON    G0070K103      41324    1408462             Sole                  1408462
ALCIDE CORP                      COMMON    013742507        318      21579             Sole                    21579
AMEREN CORP                      COMMON    023608102        229       5500             Sole                     5500
AMERICAN ELECTRIC POWER CO INC   COMMON    025537101        202       7400             Sole                     7400
AMERICAN INTL GROUP INC          COMMON    026874107       9194     158920             Sole                   158920
AMGEN INC                        COMMON    031162100       6241     129100             Sole                   129100
AMSOUTH BANCORPORATION           COMMON    032165102       1078      56157             Sole                    56157
ANHEUSER-BUSCH CO. INC           COMMON    035229103        348       7200             Sole                     7200
ANTHEM INC COM                   COMMON    03674b104       9750     155000             Sole                   155000
AOL TIME WARNER INC              COMMON    00184A105        406      31018             Sole                    31018
ARCH COAL INC                    COMMON    039380100      19806     917350             Sole                   917350
ARCHSTONE-SMITH TRUST            COMMON    039583109       1469      62395             Sole                    62395
AT&T WIRELESS SERVICES INC       COMMON    00209A106      20070    3552146             Sole                  3552146
AUTOMATIC DATA PROCESSING CO     COMMON    053015103        254       6464             Sole                     6464
AVALONBAY COMMUNITIES INC        COMMON    053484101        920      23500             Sole                    23500
AVATAR HOLDINGS INC              COMMON    053494100       1599      69504             Sole                    69504
BANK OF AMERICA CORP             COMMON    060505104        644       9264             Sole                     9264
BANK OF NEW YORK INC             COMMON    064057102       2298      95916             Sole                    95916
BARRICK GOLD CORP                COMMON    067901108      24932    1617900             Sole                  1617900
BEAZER HOMES USA INC             COMMON    07556q105      12508     206400             Sole                   206400
BELO CORP                        COMMON    080555105      18732     878626             Sole                   878626
BERKSHIRE HATHAWAY CLASS A       COMMON    084670108      11349        156             Sole                      156
BERKSHIRE HATHAWAY CLASS B       COMMON    084670207       2096        865             Sole                      865
BIOGEN INC                       COMMON    090597105        433      10800             Sole                    10800
BOEING CO.                       COMMON    097023105        455      13800             Sole                    13800
BP AMOCO PLC SPONS ADR           COMMON    055622104       1568      38570             Sole                    38570
CEF ISHARES TR SP                ETF       464287507        226       2625             Sole                     2625
CHEVRONTEXACO CORP COM           COMMON    166764100      23734     357006             Sole                   357006
CHUBB CORP                       COMMON    171232101       6194     118650             Sole                   118650
CISCO SYSTEMS INC                COMMON    17275R102        132      10052             Sole                    10052
CIT GROUP INC                    COMMON    125581108      16007     816687             Sole                   816687
CITIGROUP INC                    COMMON    172967101        872      24776             Sole                    24776
COCA COLA CO                     COMMON    191216100        273       6237             Sole                     6237
CONOCOPHILLIPS                   COMMON    20825c104       9813     202781             Sole                   202781
COUSINS PROPERTIES               COMMON    222795106        776      31400             Sole                    31400
COX COMMUNICATIONS INC NEW       COMMON    224044107        237       8328             Sole                     8328
CURAGEN CORP                     COMMON    23126r101       3279     705105             Sole                   705105
DELPHI FINANCIAL GROUP-CL A      COMMON    247131105       3695      97328             Sole                    97328
DOMINION RESOURCES INC VA        COMMON    25746U109        310       5640             Sole                     5640
DOW CHEMICAL CO                  COMMON    260543103      19752     665046             Sole                   665046
DIAMONDS TR UNIT SER 1           ETF       252787106        220       2640             Sole                     2640
DTE ENERGY CO                    COMMON    233331107        232       5000             Sole                     5000
DU PONT E I DE NEMOURS & CO      COMMON    263534109        465      10959             Sole                    10959
EGL INC COM                      COMMON    268484102       1550     108800             Sole                   108800
EMC CORP MASS                    COMMON    268648102        633     103099             Sole                   103099
ENCANA CORP                      COMMON    292505104      28863     928062             Sole                   928062
EQUITY RESIDENTIAL               COMMON    29476L107       5647     229728             Sole                   229728
EXXON MOBIL CORPORATION          COMMON    30231G102       1070      30628             Sole                    30628
FAUQUIER BANKSHARES COM          COMMON    312059108        274      18000             Sole                    18000
FEDERAL NATL MORTGAGE ASSN       COMMON    313586109      31703     492821             Sole                   492821
FLEMING COMPANIES INC            COMMON    339130106         85      13000             Sole                    13000
FREDDIE MAC                      COMMON    313400301        549       9300             Sole                     9300
FREEPORT MCMORAN COPPER GOLD     COMMON    35671d857        336      20000             Sole                    20000
GANNETT CO                       COMMON    364730101       6280      87460             Sole                    87460
GEN MOTORS CL H-HUGHES ELECTRI   COMMON    370442832      36451    3406674             Sole                  3406674
GENERAL ELECTRIC CO              COMMON    369604103        504      20718             Sole                    20718
GLAXOSMITHKLINE PLC-ADR          COMMON    37733W105       3936     105074             Sole                   105074
HEARTLAND EXPRESS INC            COMMON    422347104        209       9106             Sole                     9106
HEWLETT-PACKARD CO               COMMON    428236103        353      20334             Sole                    20334
HOME DEPOT INC                   COMMON    437076102         93       3862             Sole                     3862
HONEYWELL INTERNATIONAL INC.     COMMON    438516106      25700 1070820.44             Sole                1070820.4
HOUSEHOLD INTL                   COMMON    441815107        324      11634             Sole                    11634
IDT CORP - B                     COMMON    448947309      11765     758550             Sole                   758550
INTEL CORP                       COMMON    458140100       1237      79446             Sole                    79446
INTL BUSINESS MACHINES CORP      COMMON    459200101        454       5855             Sole                     5855
JOHNSON & JOHNSON                COMMON    478160104      45273     842912             Sole                   842912
JP MORGAN CHASE & CO.            COMMON    46625H100       2558     106583             Sole                   106583
KEYCORP NEW                      COMMON    493267108      11217     446170             Sole                   446170
LABORATORY CRP OF AMER HLDGS     COMMON    50540r409      16654     716600             Sole                   716600
LILLY ELI & CO.                  COMMON    532457108       1664      26200             Sole                    26200
LYONDELL PETROCHEMICAL           COMMON    552078107      16551    1309400             Sole                  1309400
MARATHON OIL CORP.               COMMON    565849106      27070    1271480             Sole                  1271480
MARKEL CORP                      COMMON    570535104        473       2303             Sole                     2303
MASSEY ENERGY GROUP              COMMON    576206106        755      77700             Sole                    77700
MCDONALDS CORP                   COMMON    580135101       6554     407575             Sole                   407575
MERCK & CO INC                   COMMON    589331107       2518      44487             Sole                    44487
MICROSOFT CORP                   COMMON    594918104      12875     249034             Sole                   249034
MILLENNIUM PHARMACEUTICALS       COMMON    599902103       3918     493400             Sole                   493400
MUNIHOLDINGS NY INSURED FUND     COMMON    625931100        278      20000             Sole                    20000
NAVISTAR INTL                    COMMON    63934E108      11032     453800             Sole                   453800
NESTLE SA SPONSORED ADR REPSTG   COMMON    641069406        424       8000             Sole                     8000
NEWMONT MINING CORP COM          COMMON    651639106       1033      35600             Sole                    35600
PEABODY ENERGY CORP              COMMON    704549104      35892    1227900             Sole                  1227900
PENN VIRGINIA RESOURCE PARTN     COMMON    707884102        303      14700             Sole                    14700
PEPSICO INC                      COMMON    713448108        342       8100             Sole                     8100
PFIZER INC                       COMMON    717081103        553      18103             Sole                    18103
PHILIP MORRIS COS INC            COMMON    718154107       5226     128952             Sole                   128952
POGO PRODUCING CO COM            COMMON    730448107        782      21000             Sole                    21000
PREMCOR INC                      COMMON    74045q104      16837     757400             Sole                   757400
PROCTER & GAMBLE CO              COMMON    742718109         72        840             Sole                      840
PULTE HOMES INC COM              COMMON    745867101      28215     589413             Sole                   589413
RENAISSANCERE HOLDINGS LTD       COMMON    G7496G103       9513     240236             Sole                   240236
ROYAL DUTCH PETE NY REGISTRY     COMMON    780257804         53       1200             Sole                     1200
SAFECO CORP                      COMMON    786429100      30534     880700             Sole                   880700
SAN JUAN BASIN ROYAL TRUST       COMMON    798241105       4993     364472             Sole                   364472
SARA LEE CORP                    COMMON    803111103        288      12800             Sole                    12800
SCHERING PLOUGH CORP             COMMON    806605101        289      13017             Sole                    13017
SHURGARD STORAGE CENTERS - A     COMMON    82567d104       4497     143500             Sole                   143500
SILICON GRAPHICS INC.            COMMON    827056102        119     105000             Sole                   105000
SOUTHERN UNION COMPANY           COMMON    844030106       6083     368687             Sole                   368687
STILWELL FINANCIAL INC           COMMON    860831106        140      10700             Sole                    10700
STRYKER CORP                     COMMON    863667101        750      11180             Sole                    11180
SUMMIT PROPERTIES INC            COMMON    866239106        212      11900             Sole                    11900
SUNTRUST BANKS INC               COMMON    867914103        541       9500             Sole                     9500
TEAM AMERICA INC                 COMMON    87816f107         47     100000             Sole                   100000
TEEKAY SHIPPING CORPORATION      COMMON    Y8564W103      25017     614678             Sole                   614678
UNITEDHEALTH GROUP INC           COMMON    91324P102       3856      46184             Sole                    46184
UNITEDHEALTH GROUP INC-Restric   COMMON    910581108        334       4000             Sole                     4000
VERIZON COMMUNICATIONS           COMMON    92343V104        812      20956             Sole                    20956
WACHOVIA CORPORATION             COMMON    929903102        835      22919             Sole                    22919
WALT DISNEY CO.                  COMMON    254687106      16777    1028655             Sole                  1028655
WASHINGTON POST CO CL B          COMMON    939640108       1255       1700             Sole                     1700
WESTMORELAND COAL CO             COMMON    960878106        535      45500             Sole                    45500